NOTES PAYABLE	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
NOTES PAYABLE [Text Block]

NOTE 10 – NOTES PAYABLE

On September 20, 2016, we entered into a loan facility agreement (the “Loan Agreement”) with Turnstone Capital Inc., whereby Turnstone Capital Inc. agreed to make available to our company a loan in the aggregate principal amount of $1,500,000 (the “Loan Amount”). In June, 2017, the Loan Agreement was amended to increase the Loan amount to $1,700,000. Pursuant to the Loan Agreement, Turnstone Capital Inc. agreed to make one or more advances of the Loan Amount to our company as requested from time to time by our company in an amount to be agreed upon by our company and the Lender (each, an “Advance”).

During the year ended March 31, 2017, Turnstone Capital Inc. made advances totaling $1,000,000. This amount together with accrued interest of $30,000 was converted to 1,030,000 shares of our common stock on March 31, 2017.

In June, 2017, Turnstone Capital Inc. advanced an additional $500,000 under the Loan Agreement. The Company evaluated this transaction under ASC 470-20-30 “Debt – liability and equity component” and determined that a debt discount of $295,000 was provided and will be amortized over the remaining term of the Loan Agreement.

On September 29, 2017, Turnstone Capital Inc. converted the $500,000 plus accrued interest of 14,583 to 514,583 common shares.

NOTE 14 – NOTES PAYABLE

On May 11, 2015, the Company entered into a securities purchase agreement with Assurance Funding Solutions LLC, pursuant to which the Company issued a secured term note of our company in the aggregate principal amount of $250,000, together with 20,000 shares of our common stock, in consideration for $250,000. The secured term note bears interest at the rate of 15% per annum and matured on May 11, 2016. The Company prepaid the note by paying the holder 110% of the principal amount outstanding together with accrued but unpaid interest thereon, the Company provided written notice to the holder at least 30 days prior to the date of prepayment which occurred in May, 2016. Pursuant to the securities purchase agreement, the Company paid Assurance Funding Solutions LLC $10,000 for legal fees incurred by it and granted it piggyback registration rights. In connection with the securities purchase agreement, the Company also entered into a general security agreement dated May 11, 2015 with Assurance Funding Solutions LLC. The Company evaluated this transaction under ASC 470-20-30 “Debt – liability and equity component” determine that a Debt Discount of $79,000 was provided and will be amortized over the 1 -year term of the note. As of March 31, 2016, $13.167 was unamortized and amortization of debt discount for the year was $65,833.

On August 19, 2015, the Company entered into a securities purchase agreement pursuant to which the Company issued a secured term note of our company in the aggregate principal amount of $240,000, together with 20,000 shares of our common stock, in consideration for $200,000. The secured term note requires monthly payments of $20,000 per month, along with a final payment on August 20, 2016.

On September 20, 2016, we entered into a loan facility agreement (the “Loan Agreement”) with Turnstone Capital Inc. (the “Lender”), whereby the Lender agreed to make available to our company a loan in the aggregate principal amount of $1,500,000 (the “Loan Amount”). Pursuant to the Loan Agreement, the Lender agreed to make one or more advances of the Loan Amount to our company as requested from time to time by our company in an amount to be agreed upon by our company and the Lender (each, an “Advance”).

During the year ended March 31, 2017, the lender made advances totaling $1,000,000. This amount together with accrued interest of $30,000 was converted to 1,030,000 common shares on March 31, 2017.